UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Capital and Income Fund -
Capital and Income Fund
Class F

July 31, 2009

1.804853.105

CAI-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 69.9%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 1.7%
Energy - 0.1%
Cal Dive International, Inc. 3.25% 12/15/25	$ 9,730	$ 7,799
Metals/Mining - 0.2%
Massey Energy Co. 3.25% 8/1/15	29,420	21,986
Technology - 0.4%
Advanced Micro Devices, Inc.:
5.75% 8/15/12	6,870	5,058
6% 5/1/15	27,420	16,589
ON Semiconductor Corp. 0% 4/15/24	840	814
Spansion, Inc. 2.25% 6/15/16 (b)(f)	13,080	2,485
Sunpower Corp.:
0.75% 8/1/27	3,920	3,665
1.25% 2/15/27	3,350	2,910
		31,521
Telecommunications - 1.0%
NII Holdings, Inc. 3.125% 6/15/12	109,770	91,658
TOTAL CONVERTIBLE BONDS		152,964
Nonconvertible Bonds - 68.2%
Aerospace - 0.7%
Alion Science & Technology Corp. 10.25% 2/1/15	3,790	2,047
Hexcel Corp. 6.75% 2/1/15	10,710	10,094
Orbimage Holdings, Inc. 12.5% 7/1/12 (g)	8,010	8,250
Sequa Corp.:
11.75% 12/1/15 (f)	52,415	31,318
13.5% 12/1/15 pay-in-kind (f)	19,956	10,320
		62,029
Air Transportation - 1.0%
American Airlines, Inc. 13% 8/1/16 (f)	19,390	19,584
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22	4,070	2,401
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	69,605	696
10% 8/15/08 (a)	6,280	63
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	$ 48,236	$ 39,614
8.021% 8/10/22	24,605	15,993
Northwest Airlines Corp. 10% 2/1/09 (a)	8,210	62
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)	5,910	30
8.875% 6/1/06 (a)	5,900	44
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19	11,933	8,949
8.028% 11/1/17	5,231	3,400
		90,836
Auto Parts Distribution - 0.1%
RSC Equipment Rental, Inc. 10% 7/15/17 (f)	9,975	10,449
Automotive - 3.7%
Affinia Group, Inc. 9% 11/30/14	10,625	8,713
Ford Motor Credit Co. LLC:
7% 10/1/13	21,240	18,993
7.25% 10/25/11	49,105	46,108
7.375% 2/1/11	3,465	3,341
7.5% 8/1/12	34,670	31,983
8% 6/1/14	19,585	18,067
8% 12/15/16	68,755	61,627
12% 5/15/15	47,160	47,867
General Motors Acceptance Corp.:
6.75% 12/1/14	3,265	2,743
8% 11/1/31	28,080	21,363
General Motors Corp.:
6.75% 5/1/28 (b)	41,850	5,754
7.125% 7/15/13 (b)	14,185	1,915
7.2% 1/15/11 (b)	5,215	730
7.4% 9/1/25 (b)	26,520	3,647
7.7% 4/15/16 (b)	32,410	4,699
8.1% 6/15/24 (b)	10,445	1,462
8.25% 7/15/23 (b)	46,150	6,807
8.375% 7/15/33 (b)	43,285	6,601
8.8% 3/1/21 (b)	3,140	447
GMAC LLC 6% 4/1/11 (f)	6,983	6,355
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Tenneco, Inc.:
8.125% 11/15/15	$ 4,575	$ 4,152
8.625% 11/15/14	16,725	14,384
The Goodyear Tire & Rubber Co. 10.5% 5/15/16	18,335	19,252
TRW Automotive, Inc.:
7% 3/15/14 (f)	1,365	1,215
7.25% 3/15/17 (f)	960	816
Visteon Corp. 7% 3/10/14 (b)	53,165	930
		339,971
Banks and Thrifts - 2.6%
Bank of America Corp.:
8% (g)	20,770	17,862
8.125% (g)	28,615	24,609
CIT Group, Inc.:
1.17% 2/13/12 (g)	5,240	2,830
5% 2/13/14	14,710	7,895
5% 2/1/15	11,975	6,347
5.125% 9/30/14	6,490	3,440
5.4% 2/13/12	18,335	10,057
5.4% 3/7/13	11,344	6,077
5.4% 1/30/16	6,170	3,349
5.6% 4/27/11	1,965	1,107
5.85% 9/15/16	5,070	2,636
7.625% 11/30/12	19,645	10,716
GMAC LLC:
6.75% 12/1/14 (f)	16,305	14,267
8% 11/1/31 (f)	154,390	119,652
Wells Fargo & Co. 7.98% (g)	7,850	6,987
		237,831
Broadcasting - 1.2%
Clear Channel Communications, Inc.:
4.9% 5/15/15	12,565	2,639
5.5% 9/15/14	9,650	2,195
5.5% 12/15/16	9,055	1,902
5.75% 1/15/13	15,185	3,796
6.25% 3/15/11	655	282
6.875% 6/15/18	6,135	1,288
10.75% 8/1/16	121,455	37,044
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Broadcasting - continued
Rainbow National Services LLC:
8.75% 9/1/12 (f)	$ 15,770	$ 16,007
10.375% 9/1/14 (f)	17,085	17,939
Univision Communications, Inc. 12% 7/1/14 (f)	27,865	29,537
		112,629
Building Materials - 0.7%
Coleman Cable, Inc. 9.875% 10/1/12	5,190	4,412
General Cable Corp. 7.125% 4/1/17	3,350	3,183
Nortek, Inc.:
8.5% 9/1/14	56,030	20,171
10% 12/1/13	35,865	31,920
NTK Holdings, Inc. 0% 3/1/14 (c)	32,360	1,861
		61,547
Cable TV - 3.7%
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15 (b)	92,943	11,502
11% 10/1/15 (b)	1,720	204
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10 (b)	50,780	54,335
10.25% 9/15/10 (b)	28,135	30,104
10.25% 10/1/13 (b)	29,130	31,169
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
10.375% 4/30/14 (f)(g)	19,865	19,666
10.875% 9/15/14 (f)	15,950	16,588
EchoStar Communications Corp.:
6.625% 10/1/14	34,270	32,985
7% 10/1/13	4,085	4,034
7.125% 2/1/16	139,940	135,719
iesy Repository GmbH 10.375% 2/15/15 (f)	4,660	4,870
Videotron Ltd. 6.875% 1/15/14	3,630	3,494
		344,670
Capital Goods - 0.4%
Blount, Inc. 8.875% 8/1/12	6,070	6,161
Chart Industries, Inc. 9.125% 10/15/15	4,970	4,722
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Capital Goods - continued
Sensus Metering Systems, Inc. 8.625% 12/15/13	$ 3,760	$ 3,685
Terex Corp. 10.875% 6/1/16	19,250	19,828
		34,396
Chemicals - 2.2%
Chemtura Corp. 6.875% 6/1/16 (b)	4,540	3,700
Georgia Gulf Corp.:
7.125% 12/15/13 (b)	6,360	2,830
9.5% 10/15/14 (b)	47,825	30,608
MacDermid, Inc. 9.5% 4/15/17 (f)	2,460	1,907
Momentive Performance Materials, Inc.:
9.75% 12/1/14	93,105	60,984
10.875% 12/1/14 pay-in-kind (g)	34,218	20,243
11.5% 12/1/16	94,475	43,459
NOVA Chemicals Corp.:
4.5375% 11/15/13 (g)	6,425	5,718
6.5% 1/15/12	21,991	21,551
Sterling Chemicals, Inc. 10.25% 4/1/15	7,980	7,262
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (b)	16,110	2,658
		200,920
Consumer Products - 0.3%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	710	648
Elizabeth Arden, Inc. 7.75% 1/15/14	2,790	2,483
Hines Nurseries, Inc. 10.25% 10/1/11 (b)	2,480	248
Reddy Ice Holdings, Inc. 10.5% 11/1/12 (d)	15,460	10,204
Riddell Bell Holdings, Inc. 8.375% 10/1/12	3,450	3,105
Sealy Mattress Co. 10.875% 4/15/16 (f)	6,530	6,914
		23,602
Containers - 1.4%
AEP Industries, Inc. 7.875% 3/15/13	2,780	2,509
Berry Plastics Holding Corp.:
4.5044% 9/15/14 (g)	2,415	1,775
8.875% 9/15/14	81,955	72,120
10.25% 3/1/16	19,510	14,828
Crown Cork & Seal, Inc.:
7.375% 12/15/26	2,469	2,130
7.5% 12/15/96	17,610	13,208
8% 4/15/23	6,295	5,823
Solo Cup Co. 8.5% 2/15/14	10,300	8,987
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Vitro SAB de CV:
8.625% 2/1/12 (b)	$ 4,980	$ 1,992
9.125% 2/1/17 (b)	10,510	4,204
		127,576
Diversified Financial Services - 1.3%
ACE Cash Express, Inc. 10.25% 10/1/14 (f)	6,080	2,797
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19	22,710	23,618
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	2,035	1,943
Sprint Capital Corp. 8.75% 3/15/32	109,010	93,885
		122,243
Diversified Media - 1.1%
Affinion Group, Inc. 11.5% 10/15/15	12,915	12,140
CanWest Media, Inc. 8% 9/15/12 (b)	4,040	1,212
Interpublic Group of Companies, Inc. 10% 7/15/17 (f)	9,800	10,192
Liberty Media Corp.:
8.25% 2/1/30	20,315	14,627
8.5% 7/15/29	13,600	9,792
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (c)	31,690	22,975
11.5% 5/1/16	18,515	19,348
11.625% 2/1/14	9,580	10,059
		100,345
Electric Utilities - 3.2%
Aquila, Inc. 11.875% 7/1/12 (g)	7,225	8,128
Chivor SA E.S.P. 9.75% 12/30/14 (f)	7,875	8,623
Edison Mission Energy:
7.5% 6/15/13	8,990	8,203
7.75% 6/15/16	6,230	5,249
Energy Future Holdings:
10.875% 11/1/17	74,670	64,216
12% 11/1/17 pay-in-kind (g)	34,053	23,984
Intergen NV 9% 6/30/17 (f)	43,300	42,651
NiSource Finance Corp. 10.75% 3/15/16	53,425	62,227
NRG Energy, Inc. 7.25% 2/1/14	4,220	4,136
RRI Energy, Inc.:
7.625% 6/15/14	23,170	21,548
7.875% 6/15/17	4,550	4,197
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Tenaska Alabama Partners LP 7% 6/30/21 (f)	$ 4,827	$ 4,151
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15	28,530	22,253
Series B, 10.25% 11/1/15	10,450	7,838
11.25% 11/1/16 pay-in-kind	7,473	4,199
Utilicorp United, Inc. 7.95% 2/1/11 (d)	175	182
		291,785
Energy - 6.8%
Ashland, Inc. 9.125% 6/1/17 (f)	9,595	10,075
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18 (f)	21,260	21,366
Atlas Pipeline Partners LP 8.125% 12/15/15	4,940	4,051
Berry Petroleum Co.:
8.25% 11/1/16	13,210	12,021
10.25% 6/1/14	8,525	8,866
Chaparral Energy, Inc.:
8.5% 12/1/15	22,100	13,481
8.875% 2/1/17	17,790	10,852
Chesapeake Energy Corp.:
6.5% 8/15/17	30,665	27,445
6.875% 11/15/20	12,540	11,098
7.5% 9/15/13	2,000	1,980
9.5% 2/15/15	11,255	11,944
Complete Production Services, Inc. 8% 12/15/16	11,475	9,983
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (f)	23,830	15,013
Denbury Resources, Inc. 9.75% 3/1/16	6,305	6,746
Enron Corp.:
Series A, 8.375% 5/23/05 (b)	15,020	0*
6.4% 7/15/06 (b)	3,270	2
6.625% 11/15/05 (b)	13,290	8
6.725% 11/17/08 (b)(g)	4,095	0*
6.75% 8/1/09 (b)	3,320	2
6.875% 10/15/07 (b)	8,050	5
6.95% 7/15/28 (b)	7,270	0*
7.125% 5/15/07 (b)	1,390	1
7.375% 5/15/19 (b)	8,400	5
7.875% 6/15/03 (b)	1,390	1
9.125% 4/1/03 (b)	285	0*
9.875% 6/5/03 (b)	1,268	1
EXCO Resources, Inc. 7.25% 1/15/11	3,410	3,355
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Harvest Operations Corp. 7.875% 10/15/11	$ 5,620	$ 4,889
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)	20,850	19,443
InterNorth, Inc. 9.625% 3/16/06 (b)	5,575	3
Mariner Energy, Inc.:
7.5% 4/15/13	10,985	10,436
8% 5/15/17	20,325	17,581
11.75% 6/30/16	19,080	19,843
OPTI Canada, Inc.:
7.875% 12/15/14	40,830	26,131
8.25% 12/15/14	5,025	3,342
Petrohawk Energy Corp.:
7.875% 6/1/15	38,950	37,782
9.125% 7/15/13	26,090	27,134
Petroleum Development Corp. 12% 2/15/18	21,910	19,500
Plains Exploration & Production Co. 10% 3/1/16	17,695	19,199
Quicksilver Resources, Inc. 11.75% 1/1/16	19,550	21,310
Range Resources Corp. 7.375% 7/15/13	5,530	5,530
SandRidge Energy, Inc.:
8% 6/1/18 (f)	27,610	24,849
8.625% 4/1/15 pay-in-kind (g)	21,730	20,318
Southern Natural Gas Co.:
7.35% 2/15/31	35,553	37,464
8% 3/1/32	20,945	23,644
Southern Star Central Corp. 6.75% 3/1/16	6,870	6,423
Southwestern Energy Co. 7.5% 2/1/18 (f)	12,875	12,907
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17 (f)	16,260	16,219
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13	5,140	4,163
Tennessee Gas Pipeline Co.:
7% 10/15/28	9,810	10,051
7.5% 4/1/17	6,635	7,366
7.625% 4/1/37	7,450	8,143
8% 2/1/16	4,390	4,829
8.375% 6/15/32	6,100	7,191
Venoco, Inc. 8.75% 12/15/11	15,355	15,048
W&T Offshore, Inc. 8.25% 6/15/14 (f)	28,470	23,915
		622,954
Entertainment/Film - 0.1%
AMC Entertainment, Inc. 11% 2/1/16	10,730	10,730
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Environmental - 0.1%
Casella Waste Systems, Inc. 11% 7/15/14 (f)	$ 5,760	$ 5,933
Food and Drug Retail - 0.9%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20	4,519	4,112
Rite Aid Corp.:
7.5% 3/1/17	21,110	17,944
8.625% 3/1/15	3,410	2,575
9.375% 12/15/15	23,255	17,558
9.5% 6/15/17	29,570	22,251
10.375% 7/15/16	19,160	18,394
		82,834
Food/Beverage/Tobacco - 0.6%
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14 (f)	19,575	19,820
Leiner Health Products, Inc. 11% 6/1/12 (b)	2,870	7
Michael Foods, Inc. 8% 11/15/13	2,690	2,690
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	4,540	4,427
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.:
9.25% 4/1/15	1,930	1,834
10.625% 4/1/17	1,395	1,262
Smithfield Foods, Inc.:
7.75% 7/1/17	15,280	11,498
10% 7/15/14 (f)	11,450	11,937
		53,475
Gaming - 3.9%
FireKeepers Development Authority 13.875% 5/1/15 (f)	7,760	7,760
MGM Mirage, Inc.:
5.875% 2/27/14	29,400	20,727
6.625% 7/15/15	103,645	73,070
6.75% 9/1/12	23,840	17,940
6.75% 4/1/13	55,765	40,848
6.875% 4/1/16	12,170	8,458
7.5% 6/1/16	79,440	54,814
7.625% 1/15/17	39,485	27,640
8.5% 9/15/10	26,315	24,605
10.375% 5/15/14 (f)	10,555	11,479
11.125% 11/15/17 (f)	14,970	16,280
Mohegan Tribal Gaming Authority 6.875% 2/15/15	14,930	10,302
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Gaming - continued
Scientific Games Corp. 6.25% 12/15/12	$ 3,050	$ 2,959
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)	8,350	5,428
Station Casinos, Inc.:
6% 4/1/12 (b)	42,515	13,180
6.5% 2/1/14 (b)	58,215	582
6.625% 3/15/18 (b)	60,505	605
6.875% 3/1/16 (b)	64,220	642
7.75% 8/15/16 (b)	65,520	19,984
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (b)	2,645	265
12.75% 1/15/13 (b)	4,965	99
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)	6,061	3,637
		361,304
Healthcare - 4.5%
Apria Healthcare Group, Inc. 11.25% 11/1/14 (f)	27,800	28,287
Biomet, Inc. 10% 10/15/17	1,000	1,085
Cardinal Health 409, Inc. 10.25% 4/15/15 pay-in-kind (g)	59,725	36,387
CRC Health Group, Inc. 10.75% 2/1/16	7,690	4,999
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	7,530	7,455
HCA, Inc.:
5.75% 3/15/14	13,098	11,493
6.25% 2/15/13	6,490	6,068
6.375% 1/15/15	4,250	3,785
6.5% 2/15/16	15,950	14,116
6.75% 7/15/13	6,490	6,068
9.125% 11/15/14	48,175	49,500
9.25% 11/15/16	96,200	99,808
9.625% 11/15/16 pay-in-kind (g)	5,496	5,688
9.875% 2/15/17 (f)	4,510	4,724
Invacare Corp. 9.75% 2/15/15	7,340	7,505
Rural/Metro Corp. 9.875% 3/15/15	6,115	5,320
Senior Housing Properties Trust 7.875% 4/15/15	11,204	10,364
Skilled Healthcare Group, Inc. 11% 1/15/14	5,982	6,161
Sun Healthcare Group, Inc. 9.125% 4/15/15	1,550	1,558
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	12,530	12,875
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Tenet Healthcare Corp.:
9.25% 2/1/15	$ 5,170	$ 5,131
9.875% 7/1/14	46,985	46,985
United Surgical Partners International, Inc. 8.875% 5/1/17	3,390	3,170
Ventas Realty LP 6.5% 6/1/16	3,670	3,441
VWR Funding, Inc. 11.25% 7/15/15 pay-in-kind (d)	35,120	30,719
		412,692
Homebuilding/Real Estate - 2.2%
CB Richard Ellis Services, Inc. 11.625% 6/15/17 (f)	24,975	25,475
K. Hovnanian Enterprises, Inc. 11.5% 5/1/13	1,530	1,400
Realogy Corp.:
10.5% 4/15/14	214,860	99,910
11.75% 4/15/14 pay-in-kind (g)	20,868	6,464
Rouse Co. 5.375% 11/26/13 (b)	19,690	14,374
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (b)(f)	40,220	29,160
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (f)	20,950	21,683
		198,466
Leisure - 0.6%
Six Flags Operations, Inc. 12.25% 7/15/16 (b)(f)	25,021	19,641
Six Flags, Inc.:
8.875% 2/1/10 (b)	42,285	4,757
9.625% 6/1/14 (b)	29,540	3,176
9.75% 4/15/13 (b)	4,765	548
Town Sports International Holdings, Inc. 11% 2/1/14	19,749	9,875
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	9,445	9,351
Vail Resorts, Inc. 6.75% 2/15/14	8,875	8,520
		55,868
Metals/Mining - 3.5%
Aleris International, Inc. 9% 12/15/14 pay-in-kind (b)(g)	12,670	127
Drummond Co., Inc. 7.375% 2/15/16 (f)	21,735	17,171
FMG Finance Property Ltd.:
10% 9/1/13 (f)	21,855	22,183
10.625% 9/1/16 (f)	73,870	75,717
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/1/17	76,065	80,629
Peabody Energy Corp. 7.875% 11/1/26	26,690	24,288
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - continued
Teck Resources Ltd.:
9.75% 5/15/14 (f)	$ 23,995	$ 26,634
10.25% 5/15/16 (f)	30,580	34,479
10.75% 5/15/19 (f)	35,780	41,594
		322,822
Paper - 0.7%
Abitibi-Consolidated, Inc. 13.75% 4/1/11 (b)(f)	33,825	31,204
Cellu Tissue Holdings, Inc. 11.5% 6/1/14 (f)	13,865	14,420
Glatfelter 7.125% 5/1/16	2,400	2,208
NewPage Corp. 7.2775% 5/1/12 (g)	8,670	3,468
Temple-Inland, Inc. 6.625% 1/15/16	630	599
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (f)	14,710	13,754
		65,653
Publishing/Printing - 1.2%
Cenveo Corp. 10.5% 8/15/16 (f)	13,585	11,276
Haights Cross Communications, Inc. 12.5% 8/15/11 (d)	9,350	666
Sun Media Corp. Canada 7.625% 2/15/13	10,365	6,530
The Reader's Digest Association, Inc. 9% 2/15/17	14,730	884
TL Acquisitions, Inc. 10.5% 1/15/15 (f)	104,815	89,617
		108,973
Railroad - 0.4%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14	8,690	7,647
7.625% 12/1/13	7,670	6,903
12.5% 4/1/16 (f)	10,550	11,236
TFM SA de CV 9.375% 5/1/12	16,130	15,969
		41,755
Restaurants - 0.1%
Carrols Corp. 9% 1/15/13	14,495	14,024
Services - 0.8%
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13	28,735	23,563
Mac-Gray Corp. 7.625% 8/15/15	3,040	2,926
MediMedia USA, Inc. 11.375% 11/15/14 (f)	3,780	2,268
NCO Group, Inc. 11.875% 11/15/14	9,865	5,722
Penhall International Corp. 12% 8/1/14 (f)	6,510	2,506
West Corp. 9.5% 10/15/14	40,480	38,456
		75,441
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Shipping - 0.8%
Navios Maritime Holdings, Inc. 9.5% 12/15/14	$ 23,110	$ 19,644
Seabulk International, Inc. 9.5% 8/15/13	17,020	17,297
Ship Finance International Ltd. 8.5% 12/15/13	30,655	25,750
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	9,465	7,761
US Shipping Partners LP 13% 8/15/14 (b)	13,660	68
		70,520
Specialty Retailing - 1.1%
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14	6,560	5,576
Claire's Stores, Inc.:
9.25% 6/1/15	12,220	5,805
10.375% 6/1/15 pay-in-kind (g)	17,769	7,328
Michaels Stores, Inc.:
0% 11/1/16 (c)	2,020	909
10% 11/1/14	83,300	77,886
11.375% 11/1/16	4,075	3,158
		100,662
Steels - 0.4%
International Steel Group, Inc. 6.5% 4/15/14	24,820	24,572
Ispat Inland ULC 9.75% 4/1/14	5,094	5,372
RathGibson, Inc. 11.25% 2/15/14	11,220	3,983
Steel Dynamics, Inc.:
7.375% 11/1/12	3,265	3,241
7.75% 4/15/16 (f)	3,260	3,236
		40,404
Super Retail - 0.3%
Neiman Marcus Group, Inc. 9% 10/15/15 pay-in-kind (d)	20,119	14,493
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	26,176	12,564
		27,057
Technology - 6.1%
Amkor Technology, Inc.:
7.125% 3/15/11	535	536
7.75% 5/15/13	3,950	3,851
9.25% 6/1/16	30,110	30,712
Avago Technologies Finance Ltd.:
6.1675% 6/1/13 (g)	3,962	3,467
11.875% 12/1/15	25,080	26,083
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Ceridian Corp.:
11.25% 11/15/15	$ 19,320	$ 16,422
12.25% 11/15/15 pay-in-kind (g)	4,620	3,465
Freescale Semiconductor, Inc.:
8.875% 12/15/14	145,545	96,060
9.875% 12/15/14 pay-in-kind (g)	141,836	76,181
Lucent Technologies, Inc.:
6.45% 3/15/29	91,660	59,579
6.5% 1/15/28	31,722	20,619
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 4.57% 12/15/11 (b)(g)	3,295	2
New ASAT Finance Ltd. 9.25% 2/1/11 (b)	9,655	12
Nortel Networks Corp.:
9.0025% 7/15/11 (b)(g)	16,300	6,887
10.125% 7/15/13 (b)	16,190	7,002
10.75% 7/15/16 (b)	41,585	18,193
NXP BV:
3.2594% 10/15/13 (g)	71,220	42,020
7.875% 10/15/14	52,155	34,944
9.5% 10/15/15	74,325	35,676
Open Solutions, Inc. 9.75% 2/1/15 (f)	4,070	1,974
Seagate Technology International 10% 5/1/14 (f)	5,450	5,954
Spansion LLC 11.25% 1/15/16 (b)(f)	20,560	13,672
SunGard Data Systems, Inc. 9.125% 8/15/13	24,240	24,604
Unisys Corp.:
12.5% 1/15/16	15,080	10,631
12.75% 10/15/14	2,160	2,182
14.25% 9/15/15	1,732	1,637
Viasystems, Inc. 10.5% 1/15/11	23,140	21,086
		563,451
Telecommunications - 9.3%
Citizens Communications Co.:
7.875% 1/15/27	12,690	10,787
9% 8/15/31	18,030	16,588
Cricket Communications, Inc. 10% 7/15/15	10,480	10,768
Digicel Group Ltd.:
8.875% 1/15/15 (f)	62,425	54,622
9.125% 1/15/15 pay-in-kind (f)(g)	29,600	25,900
9.25% 9/1/12 (f)	6,755	6,738
12% 4/1/14 (f)	34,455	35,962
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
DigitalGlobe, Inc. 10.5% 5/1/14 (f)	$ 10,935	$ 11,345
Hughes Network System LLC/HNS Finance Corp. 9.5% 4/15/14	13,020	13,020
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (d)(f)	122,108	95,490
Intelsat Corp.:
9.25% 8/15/14	24,885	25,383
9.25% 6/15/16	28,330	28,897
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16	61,522	63,675
11.5% 6/15/16	10,045	10,346
Intelsat Ltd. 11.25% 6/15/16	68,520	72,974
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15	25,555	25,747
Level 3 Financing, Inc.:
8.75% 2/15/17	12,580	10,536
9.25% 11/1/14	7,850	6,849
12.25% 3/15/13	5,325	5,338
Millicom International Cellular SA 10% 12/1/13	14,815	15,408
Nextel Communications, Inc.:
5.95% 3/15/14	45,465	39,327
7.375% 8/1/15	25,105	22,532
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (f)	8,080	8,080
Sprint Capital Corp.:
6.875% 11/15/28	149,971	113,228
6.9% 5/1/19	14,915	13,256
Sprint Nextel Corp. 6% 12/1/16	24,955	21,804
U.S. West Communications:
7.25% 9/15/25	2,025	1,650
7.25% 10/15/35	7,860	5,895
7.5% 6/15/23	1,710	1,359
Wind Acquisition Finance SA:
10.75% 12/1/15 (f)	21,630	22,928
11.75% 7/15/17 (f)	52,715	56,141
		852,573
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Textiles & Apparel - 0.2%
Levi Strauss & Co.:
8.875% 4/1/16	$ 8,445	$ 8,234
9.75% 1/15/15	7,365	7,439
		15,673
TOTAL NONCONVERTIBLE BONDS		6,264,093
TOTAL CORPORATE BONDS (Cost $7,214,423)		6,417,057
Common Stocks - 9.3%
	Shares
Air Transportation - 0.3%
Delta Air Lines, Inc. (a)	4,375,406	30,322
Automotive - 1.4%
Group 1 Automotive, Inc.	1,100,000	32,406
Tenneco, Inc. (a)	1,294,500	20,932
The Goodyear Tire & Rubber Co. (a)	2,000,000	34,040
TRW Automotive Holdings Corp. (a)	2,250,000	37,868
		125,246
Banks and Thrifts - 0.6%
Bank of America Corp.	3,850,000	56,942
Cable TV - 0.3%
Comcast Corp. Class A	1,931,504	28,702
Liberty Global, Inc. Class A (a)	9,320	195
		28,897
Capital Goods - 0.0%
Remy International, Inc. (a)	173,534	781
Chemicals - 0.0%
Sterling Chemicals, Inc. (a)	897	9
Containers - 0.0%
Constar International, Inc. (a)	115,450	1,385
Diversified Media - 0.0%
Discovery Communications, Inc. (a)	62,500	1,531
Discovery Communications, Inc. Class C (a)	62,500	1,400
		2,931
Common Stocks - continued
	Shares	Value (000s)
Electric Utilities - 0.4%
NRG Energy, Inc. (a)	1,400,000	$ 38,094
Portland General Electric Co.	20,217	385
		38,479
Energy - 1.7%
Chesapeake Energy Corp.	2,600,000	55,744
Denbury Resources, Inc. (a)	2,000,000	33,200
Forest Oil Corp. (a)	619,993	10,447
Valero Energy Corp.	525,000	9,450
Williams Companies, Inc.	2,850,000	47,567
		156,408
Entertainment/Film - 0.0%
Ascent Media Corp. (a)	6,250	173
Gaming - 0.0%
Virgin Media, Inc. warrants 1/10/11 (a)	35,177	1
Healthcare - 0.4%
Kinetic Concepts, Inc. (a)	1,000,000	31,620
Hotels - 0.5%
Starwood Hotels & Resorts Worldwide, Inc.	2,000,000	47,220
Metals/Mining - 1.9%
Alpha Natural Resources, Inc. (a)	1,600,000	53,296
Freeport-McMoRan Copper & Gold, Inc.	660,000	39,798
Haynes International, Inc. (a)	147,429	3,395
Intermet Corp. (a)(i)	521,664	0*
Teck Resources Ltd. Class B (sub. vtg.)	2,800,000	73,681
		170,170
Publishing/Printing - 0.0%
R.H. Donnelley Corp. (a)	350,000	20
Restaurants - 0.0%
Ruth's Chris Steak House, Inc. (a)	10,300	40
Shipping - 0.2%
Navios Maritime Holdings, Inc.	2,865,350	13,639
Technology - 1.6%
ASAT Holdings Ltd. warrants 2/1/11 (a)(i)	2,510,300	12
Cisco Systems, Inc. (a)	2,000,000	44,020
Google, Inc. Class A (a)	100,000	44,305
ON Semiconductor Corp. (a)	1,556,230	11,360
Skyworks Solutions, Inc. (a)	4,000,000	48,320
		148,017
Telecommunications - 0.0%
American Tower Corp. Class A (a)	15,912	542
Common Stocks - continued
	Shares	Value (000s)
Telecommunications - continued
Level 3 Communications, Inc. (a)	18,708	$ 23
XO Holdings, Inc.:
Series A, warrants 1/16/10 (a)	70,124	2
Series B, warrants 1/16/10 (a)	52,628	0*
Series C, warrants 1/16/10 (a)	52,628	0*
		567
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(i)	659,302	4,035
TOTAL COMMON STOCKS (Cost $957,450)		856,902
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
Chemicals - 0.0%
Celanese Corp. 4.25%	30,500	1,008
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Series B, 16.00% (a)(i)	2,925	2,925
TOTAL CONVERTIBLE PREFERRED STOCKS		3,933
Nonconvertible Preferred Stocks - 0.0%
Cable TV - 0.0%
PTV, Inc. Series A, 10.00%	56,261	7
Diversified Financial Services - 0.0%
Preferred Blocker, Inc. 7.00% (f)	1,481	674
TOTAL NONCONVERTIBLE PREFERRED STOCKS		681
TOTAL PREFERRED STOCKS (Cost $4,162)		4,614
Floating Rate Loans - 15.1%
	Principal Amount (000s)
Aerospace - 0.1%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 6.3794% 2/21/13 (g)	$ 389	284
Tranche 2LN, term loan 10.6294% 2/21/14 (g)	650	260
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Aerospace - continued
Sequa Corp. term loan 3.8441% 12/3/14 (g)	$ 13,073	$ 10,786
Wesco Aircraft Hardware Corp. Tranche 2LN, term loan 6.04% 3/28/14 (g)	250	170
		11,500
Air Transportation - 0.4%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5519% 4/30/14 (g)	8,533	5,717
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (g)	52,243	28,995
		34,712
Automotive - 1.6%
AM General LLC:
Credit-Linked Deposit 3.285% 9/30/12 (g)	567	547
Tranche B, term loan 3.4302% 9/30/13 (g)	12,736	12,290
Ford Motor Co. term loan 3.4957% 12/15/13 (g)	81,078	68,815
Navistar International Corp.:
term loan 3.535% 1/19/12 (g)	17,329	16,029
Credit-Linked Deposit 3.5629% 1/19/12 (g)	6,301	5,829
TRW Automotive Holdings Corp. Tranche B1, term loan 6.3125% 2/9/14 (g)	8,756	8,340
Visteon Corp. term loan 4.426% 6/13/13 (b)(g)	78,925	38,279
		150,129
Banks and Thrifts - 0.1%
CIT Group, Inc. term loan 13% 1/20/12 (g)	9,260	9,630
Broadcasting - 0.9%
Univision Communications, Inc. Tranche 1LN, term loan 2.535% 9/29/14 (g)	97,470	78,707
Cable TV - 0.8%
Charter Communications Operating LLC Tranche B 1LN, term loan 6.25% 3/6/14 (g)	76,011	69,930
Capital Goods - 0.2%
Chart Industries, Inc. Tranche B, term loan 2.3125% 10/17/12 (g)	213	205
Dresser, Inc. Tranche 2LN, term loan 6.0388% 5/4/15 pay-in-kind (g)	21,030	16,141
		16,346
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Chemicals - 0.6%
Lyondell Chemical Co. term loan 9.1679% 12/15/09 (e)(g)	$ 32,725	$ 33,993
Momentive Performance Materials, Inc. Tranche B1, term loan 2.5625% 12/4/13 (g)	27,945	23,055
		57,048
Consumer Products - 0.3%
Spectrum Brands, Inc.:
Tranche B1, term loan 6.25% 3/30/13 (g)	25,638	23,459
4.4856% 3/30/13 (g)	543	497
		23,956
Containers - 0.2%
Berry Plastics Holding Corp. Tranche C, term loan 2.2963% 4/3/15 (g)	24,262	20,622
Diversified Financial Services - 0.6%
Clear Channel Capital I LLC Tranche B, term loan 3.9375% 1/29/16 (g)	32,710	19,299
DaimlerChrysler Financial Services Tranche 1LN, term loan 4.29% 8/3/12 (g)	39,407	36,944
		56,243
Diversified Media - 0.0%
Advanstar, Inc. Tranche 2LN, term loan 5.5975% 11/30/14 (g)	1,970	99
Electric Utilities - 2.0%
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 3.8018% 10/10/14 (g)	108,383	83,997
Tranche B2, term loan 3.8018% 10/10/14 (g)	96,657	74,184
Tranche B3, term loan 3.8018% 10/10/14 (g)	32,910	25,176
		183,357
Energy - 0.1%
Coffeyville Resources LLC:
Credit-Linked Deposit 8.75% 12/28/10 (g)	973	885
Tranche D, term loan 8.75% 12/28/13 (g)	7,795	7,094
Venoco, Inc. Tranche 2LN, term loan 4.3125% 5/7/14 (g)	2,077	1,599
		9,578
Entertainment/Film - 0.1%
MGM Holdings II, Inc. Tranche B, term loan 3.535% 4/8/12 (g)	9,472	5,494
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Food and Drug Retail - 0.1%
Rite Aid Corp. Tranche ABL, term loan 2.0468% 6/4/14 (g)	$ 14,210	$ 12,008
Gaming - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 3.0676% 2/16/14 (g)	649	448
Las Vegas Sands LLC:
term loan 2.09% 5/23/14 (g)	545	420
Tranche B, term loan 2.09% 5/23/14 (g)	2,700	2,079
		2,947
Healthcare - 0.1%
PTS Acquisition Corp. term loan 2.535% 4/10/14 (g)	7,791	6,759
Homebuilding/Real Estate - 0.4%
Realogy Corp.:
Credit-Linked Deposit 3.3088% 10/10/13 (g)	5,841	4,468
Tranche B, term loan 3.3088% 10/10/13 (g)	21,695	16,597
Tranche DD, term loan 3.4128% 10/10/13 (g)	21,674	16,689
		37,754
Leisure - 0.4%
Six Flags, Inc. Tranche B, term loan 2.6557% 4/30/15 (g)	41,497	39,838
Metals/Mining - 0.1%
Aleris International, Inc.:
Tranche 1LN, term loan 13% 2/12/10 (e)(g)	5,292	5,240
Tranche B 1LN, term loan:
4.25% 12/19/13 (b)(g)	2,884	202
12.5% 12/19/13 (g)	5,860	2,162
Tranche C 1LN, term loan 4.25% 12/19/13 (g)	4,021	2,493
		10,097
Paper - 0.5%
Boise Paper Holdings LLC Tranche 2LN, term loan 9.25% 2/22/15 (g)	34,960	24,297
Smurfit-Stone Container Enterprises, Inc. term loan 2.9518% 11/11/11 (g)	21,877	20,729
White Birch Paper Co. Tranche 1LN, term loan 3.35% 5/8/14 (g)	6,952	1,390
		46,416
Publishing/Printing - 1.0%
Cengage Learning, Inc. Tranche B, term loan 2.79% 7/5/14 (g)	48,728	42,149
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Publishing/Printing - continued
Education Media and Publishing Group Ltd.:
Tranche 1LN, term loan 7.42% 6/12/14 (g)	$ 53,355	$ 40,016
Tranche 2LN, term loan 13.75% 12/12/14 (g)	137,058	6,853
Idearc, Inc. Tranche B, term loan 3.4179% 11/17/14 (b)(g)	15,275	6,950
		95,968
Restaurants - 0.0%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.8692% 6/14/13 (g)	207	159
term loan 2.625% 6/14/14 (g)	2,288	1,756
		1,915
Services - 0.4%
Affinion Group Holdings, Inc. term loan 8.5225% 3/1/12 (g)	19,690	15,817
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.4625% 2/7/15 (g)	3,135	2,100
Neff Corp. Tranche 2LN, term loan 3.7963% 11/30/14 (g)	4,230	656
ServiceMaster Co.:
term loan 2.8741% 7/24/14 (g)	24,006	20,405
Tranche DD, term loan 2.79% 7/24/14 (g)	2,308	1,962
		40,940
Specialty Retailing - 0.9%
Burlington Coat Factory Warehouse Corp. term loan 2.54% 5/28/13 (g)	25,243	20,952
Michaels Stores, Inc. Tranche B1, term loan 2.5625% 10/31/13 (g)	71,420	59,100
		80,052
Technology - 1.8%
Flextronics International Ltd.:
Tranche B A1, term loan 2.7594% 10/1/14 (g)	7,788	6,834
Tranche B A2, term loan 2.535% 10/1/14 (g)	1,503	1,319
Tranche B A3, term loan 2.535% 10/1/14 (g)	1,754	1,539
Tranche B-A, term loan 2.7093% 10/1/14 (g)	27,101	23,781
Tranche B-B, term loan 2.8469% 10/1/12 (g)	17,460	15,889
Freescale Semiconductor, Inc. term loan:
2.0588% 12/1/13 (g)	80,991	59,731
12.5% 12/15/14	17,352	15,313
Kronos, Inc.:
Tranche 1LN, term loan 2.5975% 6/11/14 (g)	34,999	32,374
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Kronos, Inc.: - continued
Tranche 2LN, term loan 6.3475% 6/11/15 (g)	$ 8,615	$ 6,720
Open Solutions, Inc. term loan 2.625% 1/23/14 (g)	1,075	742
		164,242
Telecommunications - 0.8%
Intelsat Jackson Holdings Ltd. term loan 3.3044% 2/1/14 (g)	65,515	56,670
Wind Telecomunicazioni SpA Tranche 2LN, term loan 7.9913% 3/21/15 (g)	12,400	12,276
		68,946
Textiles & Apparel - 0.1%
Levi Strauss & Co. term loan 2.5388% 4/4/14 (g)	5,840	4,935
Trucking & Freight - 0.5%
Swift Transportation Co., Inc. term loan 3.5625% 5/10/14 (g)	56,702	45,078
TOTAL FLOATING RATE LOANS (Cost $1,327,219)		1,385,246
Money Market Funds - 4.5%
Shares
Fidelity Cash Central Fund, 0.37% (h) (Cost $411,387)	411,386,623	411,387
Other - 0.0%
Principal Amount (000s)
Delta Air Lines ALPA Claim (Cost $316) (a)	$ 41,750	313
Cash Equivalents - 0.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.19%, dated 7/31/09 due 8/3/09 (Collateralized by U.S. Treasury Obligations) # (Cost $2,532)	$ 2,532	$ 2,532
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $9,917,489)		9,078,051
NET OTHER ASSETS - 1.1%		100,171
NET ASSETS - 100%		$ 9,178,222
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $14,080,000 and $14,446,000, respectively. The coupon rate will be determined at time of settlement.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,490,109,000 or 16.2% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,972,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$ 21,592
Arena Brands Holding Corp. Series B, 16.00%	6/25/02 - 10/3/02	$ 2,925
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0*
Intermet Corp.	1/7/05 - 1/13/05	$ 9,879
* Amount represents less than $1,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$2,532,000 due 8/03/09 at 0.19%
BNP Paribas Securities Corp.	$ 1,228
Banc of America Securities LLC	452
Barclays Capital, Inc.	653
Deutsche Bank Securities, Inc.	199
$ 2,532
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 505
Fidelity Securities Lending Cash Central Fund	1
Total	$ 506
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 212,269	$ 204,528	$ -	$ 7,741
Energy	209,704	209,704	-	-
Financials	57,616	56,942	674	-
Health Care	31,620	31,620	-	-
Industrials	43,961	43,961	-	-
Information Technology	148,017	148,005	12	-
Materials	119,276	118,268	1,008	-
Telecommunication Services	574	574	-	-
Utilities	38,479	38,479	-	-
Cash Equivalents	2,532	-	2,532	-
Corporate Bonds	6,417,057	-	6,412,495	4,562
Other Funds	313	-	-	313
Floating Rate Loans	1,385,246	-	1,378,393	6,853
Money Market Funds	411,387	411,387	-	-
Total Investments in Securities:	$ 9,078,051	$ 1,263,468	$ 7,795,114	$ 19,469
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 41,711
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(9,733)
Cost of Purchases	2,777
Proceeds of Sales	(2,925)
Amortization/Accretion	358
Transfer in/out of Level 3	(12,719)
Ending Balance	$ 19,469

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $9,809,164,000. Net unrealized depreciation aggregated $731,113,000, of which $929,611,000 related to appreciated investment securities and $1,660,724,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds and floating rate loans pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Focused High Income Fund

July 31, 2009

1.819942.104

FFH-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 90.3%
	Principal Amount	Value
Convertible Bonds - 1.0%
Energy - 0.6%
Chesapeake Energy Corp. 2.5% 5/15/37	$ 2,410,000	$ 1,858,592
Pioneer Natural Resources Co. 2.875% 1/15/38	1,000,000	891,300
		2,749,892
Homebuilding/Real Estate - 0.4%
Ventas, Inc. 3.875% 11/15/11 (a)	1,500,000	1,512,405
TOTAL CONVERTIBLE BONDS		4,262,297
Nonconvertible Bonds - 89.3%
Aerospace - 3.2%
BE Aerospace, Inc. 8.5% 7/1/18	3,260,000	3,243,700
Bombardier, Inc.:
6.75% 5/1/12 (a)	3,125,000	3,015,625
7.45% 5/1/34 (a)	2,295,000	1,767,150
8% 11/15/14 (a)	355,000	342,575
L-3 Communications Corp.:
6.125% 7/15/13	2,130,000	2,087,400
6.125% 1/15/14	1,500,000	1,455,000
7.625% 6/15/12	1,720,000	1,741,500
		13,652,950
Air Transportation - 1.7%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	640,000	515,200
6.977% 11/23/22	29,751	18,148
7.024% 4/15/11	1,000,000	992,500
7.324% 4/15/11	80,000	79,200
8.608% 10/1/12	2,020,000	1,636,200
Continental Airlines, Inc. pass-thru trust certificates:
6.903% 4/19/22	125,000	73,750
7.566% 9/15/21	46,779	37,891
7.73% 9/15/12	11,300	9,492
7.875% 7/2/18	131,192	81,339
8.388% 5/1/22	22,844	16,562
9.558% 9/1/19	63,750	38,250
9.798% 4/1/21	313,466	194,349
Delta Air Lines, Inc. pass-thru trust certificates:
7.57% 11/18/10	1,035,000	998,775
8.021% 8/10/22	1,120,899	728,585
8.954% 8/10/14	2,462,296	1,551,247
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Air Transportation - continued
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	$ 61,151	$ 39,748
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	139,942	72,770
		7,084,006
Auto Parts Distribution - 0.3%
RSC Equipment Rental, Inc. 10% 7/15/17 (a)	1,390,000	1,456,025
Automotive - 0.0%
The Goodyear Tire & Rubber Co. 9% 7/1/15	170,000	172,550
Banks and Thrifts - 1.0%
CIT Group, Inc.:
4.75% 12/15/10	2,530,000	1,421,286
5.2% 11/3/10	710,000	409,667
5.4% 3/7/13	1,585,000	849,056
5.6% 4/27/11	295,000	166,174
7.625% 11/30/12	2,230,000	1,216,371
12% 12/18/18 (a)	295,000	36,875
		4,099,429
Building Materials - 0.6%
Owens Corning:
6.5% 12/1/16	2,652,000	2,484,717
9% 6/15/19	295,000	303,850
		2,788,567
Cable TV - 5.0%
CSC Holdings, Inc.:
6.75% 4/15/12	2,795,000	2,781,025
8.5% 4/15/14 (a)	285,000	292,481
8.5% 6/15/15 (a)	975,000	1,004,250
8.625% 2/15/19 (a)	2,785,000	2,868,550
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
6.375% 6/15/15	720,000	689,400
7.625% 5/15/16	1,520,000	1,535,200
8.375% 3/15/13	230,000	234,600
EchoStar Communications Corp.:
6.375% 10/1/11	2,350,000	2,326,500
7% 10/1/13	2,745,000	2,710,688
7.125% 2/1/16	2,650,000	2,570,500
7.75% 5/31/15	2,620,000	2,593,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
Videotron Ltd.:
9.125% 4/15/18 (a)	$ 505,000	$ 525,200
9.125% 4/15/18	1,315,000	1,361,025
		21,493,219
Capital Goods - 1.5%
Case Corp. 7.25% 1/15/16	4,480,000	4,155,200
Leucadia National Corp.:
7% 8/15/13	655,000	622,250
7.125% 3/15/17	1,095,000	952,650
Terex Corp. 8% 11/15/17	1,125,000	905,625
		6,635,725
Chemicals - 2.0%
Dow Chemical Co. 8.55% 5/15/19	2,800,000	3,071,866
Huntsman LLC 11.5% 7/15/12	2,400,000	2,469,000
Nalco Co.:
7.75% 11/15/11	281,000	281,703
8.25% 5/15/17 (a)	1,040,000	1,076,400
NOVA Chemicals Corp.:
4.5375% 11/15/13 (c)	831,000	739,590
6.5% 1/15/12	870,000	852,600
		8,491,159
Containers - 1.5%
Greif, Inc. 6.75% 2/1/17	4,805,000	4,492,675
Owens-Brockway Glass Container, Inc.:
7.375% 5/15/16 (a)	855,000	855,000
8.25% 5/15/13	200,000	204,500
Silgan Holdings, Inc. 7.25% 8/15/16 (a)	845,000	832,325
		6,384,500
Diversified Financial Services - 1.1%
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19	730,000	759,200
NiSource Finance Corp.:
5.25% 9/15/17	995,000	891,661
5.45% 9/15/20	1,000,000	891,525
Reliance Intermediate Holdings LP 9.5% 12/15/19 (a)	2,220,000	2,142,300
Sprint Capital Corp. 8.75% 3/15/32	45,000	38,756
		4,723,442
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Media - 1.9%
Interpublic Group of Companies, Inc.:
6.25% 11/15/14	$ 1,900,000	$ 1,729,000
10% 7/15/17 (a)	1,000,000	1,040,000
Lamar Media Corp. 9.75% 4/1/14 (a)	2,085,000	2,210,100
Liberty Media Corp.:
5.7% 5/15/13	1,985,000	1,781,538
8.25% 2/1/30	1,505,000	1,083,600
8.5% 7/15/29	115,000	82,800
		7,927,038
Electric Utilities - 4.4%
AES Corp.:
7.75% 3/1/14	1,290,000	1,270,650
7.75% 10/15/15	300,000	291,000
8% 10/15/17	1,945,000	1,876,925
9.75% 4/15/16 (a)	505,000	527,725
Aquila, Inc. 11.875% 7/1/12 (c)	20,000	22,500
Calpine Construction Finance Co. LP 8% 6/1/16 (a)	1,145,000	1,150,725
Edison Mission Energy:
7% 5/15/17	1,800,000	1,433,250
7.2% 5/15/19	1,305,000	991,800
7.625% 5/15/27	1,065,000	697,575
Intergen NV 9% 6/30/17 (a)	1,195,000	1,177,075
IPALCO Enterprises, Inc. 7.25% 4/1/16 (a)	805,000	790,913
NiSource Finance Corp. 10.75% 3/15/16	515,000	599,849
NRG Energy, Inc. 8.5% 6/15/19	4,125,000	4,042,500
NSG Holdings II, LLC 7.75% 12/15/25 (a)	1,690,000	1,436,500
RRI Energy, Inc. 6.75% 12/15/14	2,229,000	2,201,138
Tenaska Alabama Partners LP 7% 6/30/21 (a)	51,900	44,634
		18,554,759
Energy - 8.9%
Ashland, Inc. 9.125% 6/1/17 (a)	950,000	997,500
Chesapeake Energy Corp.:
6.5% 8/15/17	2,965,000	2,653,675
6.875% 1/15/16	270,000	251,775
7.25% 12/15/18	155,000	144,150
7.5% 9/15/13	1,725,000	1,707,750
7.5% 6/15/14	1,150,000	1,135,625
7.625% 7/15/13	4,760,000	4,724,300
9.5% 2/15/15	1,910,000	2,026,988
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	$ 160,000	$ 153,600
7.75% 5/15/17	215,000	208,550
9.5% 5/15/16 (a)	995,000	1,039,775
Denbury Resources, Inc. 9.75% 3/1/16	1,825,000	1,952,750
El Paso Corp.:
6.95% 6/1/28	250,000	200,000
7% 6/15/17	900,000	864,719
8.25% 2/15/16	165,000	166,650
El Paso Energy Corp. 7.75% 1/15/32	1,195,000	1,071,034
El Paso Performance-Linked Trust 7.75% 7/15/11 (a)	505,000	494,900
Forest Oil Corp.:
7.75% 5/1/14	1,000,000	955,000
8.5% 2/15/14 (a)	495,000	502,425
Frontier Oil Corp. 8.5% 9/15/16	765,000	782,213
Newfield Exploration Co. 7.125% 5/15/18	1,380,000	1,324,800
Pan American Energy LLC 7.75% 2/9/12 (a)	465,000	463,838
Pioneer Natural Resources Co. 6.65% 3/15/17	3,065,000	2,743,175
Plains Exploration & Production Co.:
7% 3/15/17	890,000	838,825
7.625% 6/1/18	1,960,000	1,911,000
7.75% 6/15/15	2,425,000	2,425,000
10% 3/1/16	1,045,000	1,133,825
Pride International, Inc. 8.5% 6/15/19	605,000	647,350
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	980,000	933,450
7.375% 7/15/13	1,000,000	1,000,000
7.5% 5/15/16	200,000	198,500
8% 5/15/19	1,140,000	1,164,225
Southwestern Energy Co. 7.5% 2/1/18 (a)	930,000	932,325
		37,749,692
Entertainment/Film - 0.3%
AMC Entertainment, Inc. 8.75% 6/1/19 (a)	1,140,000	1,131,450
Food and Drug Retail - 3.0%
Albertsons, Inc.:
7.75% 6/15/26	50,000	42,875
8% 5/1/31	325,000	282,750
Federated Retail Holdings, Inc. 5.9% 12/1/16	4,335,000	3,929,071
Macy's Retail Holdings, Inc. 7.875% 7/15/15	1,555,000	1,610,402
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food and Drug Retail - continued
SUPERVALU, Inc.:
7.5% 5/15/12	$ 3,550,000	$ 3,567,750
8% 5/1/16	3,655,000	3,563,625
		12,996,473
Food/Beverage/Tobacco - 2.1%
Constellation Brands, Inc.:
7.25% 9/1/16	915,000	896,700
7.25% 5/15/17	640,000	625,600
8.375% 12/15/14	1,670,000	1,715,925
Smithfield Foods, Inc. 10% 7/15/14 (a)	3,280,000	3,419,400
Tyson Foods, Inc. 10.5% 3/1/14 (a)	1,980,000	2,187,900
		8,845,525
Gaming - 2.0%
Ameristar Casinos, Inc. 9.25% 6/1/14 (a)	305,000	314,150
Chukchansi Economic Development Authority:
4.9125% 11/15/12 (a)(c)	40,000	27,300
8% 11/15/13 (a)	70,000	52,500
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (a)	460,000	225,400
Mohegan Tribal Gaming Authority 7.125% 8/15/14	210,000	149,100
Pinnacle Entertainment, Inc. 8.625% 8/1/17 (a)(b)	995,000	991,269
Scientific Games Corp.:
7.875% 6/15/16 (a)	485,000	472,875
9.25% 6/15/19 (a)	755,000	786,144
Seminole Hard Rock Entertainment, Inc. 3.1294% 3/15/14 (a)(c)	5,000	3,750
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	200,000	185,000
7.25% 5/1/12	685,000	633,625
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	2,195,000	2,035,863
6.625% 12/1/14	2,775,000	2,546,063
		8,423,039
Healthcare - 5.6%
HCA, Inc.:
7.875% 2/15/20 (a)(b)	745,000	733,825
8.5% 4/15/19 (a)	5,510,000	5,620,200
9.125% 11/15/14	3,760,000	3,863,400
9.25% 11/15/16	935,000	970,063
9.625% 11/15/16 pay-in-kind (c)	3,276,591	3,391,272
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
HCA, Inc.: - continued
9.875% 2/15/17 (a)	$ 140,000	$ 146,650
Omega Healthcare Investors, Inc.:
7% 4/1/14	2,075,000	1,955,688
7% 1/15/16	755,000	696,488
Service Corp. International 7.5% 4/1/27	280,000	226,100
Tenet Healthcare Corp. 8.875% 7/1/19 (a)	2,480,000	2,628,800
Ventas Realty LP:
6.5% 6/1/16	710,000	665,625
6.5% 6/1/16	1,160,000	1,087,500
6.625% 10/15/14	1,900,000	1,833,500
		23,819,111
Homebuilding/Real Estate - 6.4%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	6,495,000	6,024,113
8.125% 6/1/12	6,875,573	6,531,778
D.R. Horton, Inc.:
6% 4/15/11	2,000,000	1,980,000
6.5% 4/15/16	1,155,000	1,039,500
6.875% 5/1/13	1,000,000	960,000
KB Home:
5.875% 1/15/15	255,000	226,950
6.25% 6/15/15	2,435,000	2,203,675
6.375% 8/15/11	690,000	690,000
Lennar Corp.:
5.6% 5/31/15	940,000	784,900
12.25% 6/1/17 (a)	2,610,000	2,844,900
Pulte Homes, Inc. 5.25% 1/15/14	2,070,000	1,917,338
Ryland Group, Inc. 8.4% 5/15/17	2,010,000	1,989,900
		27,193,054
Hotels - 3.9%
Host Hotels & Resorts LP:
6.875% 11/1/14	135,000	124,200
9% 5/15/17 (a)	4,845,000	4,917,675
Host Marriott LP 7.125% 11/1/13	4,765,000	4,598,225
ITT Corp. 7.375% 11/15/15	890,000	841,050
Starwood Hotels & Resorts Worldwide, Inc.:
6.25% 2/15/13	2,055,000	1,962,525
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Hotels - continued
Starwood Hotels & Resorts Worldwide, Inc.: - continued
7.875% 5/1/12	$ 2,705,000	$ 2,705,000
7.875% 10/15/14	1,445,000	1,437,775
		16,586,450
Leisure - 2.4%
Royal Caribbean Cruises Ltd.:
6.875% 12/1/13	500,000	435,000
7.25% 3/15/18	1,130,000	889,875
8.75% 2/2/11	500,000	490,000
11.875% 7/15/15	1,555,000	1,578,325
yankee:
7% 6/15/13	2,800,000	2,506,000
7.25% 6/15/16	2,875,000	2,346,719
7.5% 10/15/27	1,540,000	1,070,300
Speedway Motorsports, Inc. 8.75% 6/1/16 (a)	760,000	782,800
		10,099,019
Metals/Mining - 7.0%
Arch Coal, Inc. 8.75% 8/1/16 (a)	610,000	616,863
Compass Minerals International, Inc. 8% 6/1/19 (a)	2,000,000	2,000,000
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17 (a)	525,000	530,250
Drummond Co., Inc. 7.375% 2/15/16 (a)	3,440,000	2,717,600
Freeport-McMoRan Copper & Gold, Inc.:
4.995% 4/1/15 (c)	3,105,000	2,965,275
8.25% 4/1/15	5,170,000	5,467,275
8.375% 4/1/17	4,415,000	4,679,900
Massey Energy Co. 6.875% 12/15/13	3,010,000	2,904,650
Teck Resources Ltd.:
9.75% 5/15/14 (a)	4,355,000	4,834,050
10.25% 5/15/16 (a)	1,495,000	1,685,613
10.75% 5/15/19 (a)	1,345,000	1,563,563
		29,965,039
Paper - 4.4%
Cascades, Inc. 7.25% 2/15/13	2,500,000	2,281,250
Domtar Corp.:
5.375% 12/1/13	2,930,000	2,578,400
7.125% 8/15/15	1,350,000	1,201,500
7.875% 10/15/11	129,000	128,355
10.75% 6/1/17	985,000	1,017,013
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Paper - continued
Georgia-Pacific Corp. 7% 1/15/15 (a)	$ 5,540,000	$ 5,401,500
Georgia-Pacific LLC 8.25% 5/1/16 (a)	650,000	672,750
Rock-Tenn Co.:
9.25% 3/15/16	1,555,000	1,636,638
9.25% 3/15/16 (a)	205,000	215,763
Temple-Inland, Inc.:
6.625% 1/15/16	830,000	788,500
6.875% 1/15/18	790,000	754,450
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (a)	2,085,000	1,949,475
		18,625,594
Publishing/Printing - 0.0%
Scholastic Corp. 5% 4/15/13	130,000	105,300
Services - 0.9%
Corrections Corp. of America:
6.25% 3/15/13	630,000	617,400
7.75% 6/1/17	580,000	575,650
FTI Consulting, Inc.:
7.625% 6/15/13	1,835,000	1,807,475
7.75% 10/1/16	701,000	686,980
		3,687,505
Shipping - 0.2%
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	70,000	50,400
8.75% 12/1/13	225,000	207,563
Teekay Corp. 8.875% 7/15/11	455,000	448,175
		706,138
Specialty Retailing - 0.6%
Ltd. Brands, Inc. 8.5% 6/15/19 (a)	2,415,000	2,408,963
Steels - 1.4%
Steel Dynamics, Inc.:
6.75% 4/1/15	4,420,000	4,154,800
7.375% 11/1/12	1,685,000	1,672,363
		5,827,163
Technology - 3.4%
Avago Technologies Finance Ltd. 10.125% 12/1/13	195,000	202,800
Jabil Circuit, Inc.:
7.75% 7/15/16 (b)	955,000	918,166
8.25% 3/15/18	1,125,000	1,102,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Lucent Technologies, Inc.:
6.45% 3/15/29	$ 448,000	$ 291,200
6.5% 1/15/28	5,000	3,250
Seagate Technology HDD Holdings:
6.375% 10/1/11	2,130,000	2,098,050
6.8% 10/1/16	440,000	409,200
Seagate Technology International 10% 5/1/14 (a)	3,980,000	4,348,150
Xerox Capital Trust I 8% 2/1/27	5,935,000	4,979,880
		14,353,196
Telecommunications - 12.6%
Cincinnati Bell, Inc. 7.25% 7/15/13	4,885,000	4,726,238
Citizens Communications Co.:
6.25% 1/15/13	210,000	203,175
9% 8/15/31	3,840,000	3,532,800
Cricket Communications, Inc. 7.75% 5/15/16 (a)	2,115,000	2,109,713
DigitalGlobe, Inc. 10.5% 5/1/14 (a)	995,000	1,032,313
Frontier Communications Corp. 8.25% 5/1/14	2,785,000	2,812,850
Intelsat Jackson Holdings Ltd. 9.5% 6/15/16	2,730,000	2,825,550
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13	2,500,000	2,550,000
8.875% 1/15/15 (a)	90,000	90,675
8.875% 1/15/15	1,010,000	1,017,575
Mobile Telesystems Finance SA 8% 1/28/12 (a)	421,000	417,316
Nextel Communications, Inc.:
5.95% 3/15/14	810,000	700,650
6.875% 10/31/13	6,355,000	5,798,938
7.375% 8/1/15	4,555,000	4,088,113
Qwest Capital Funding, Inc. 7.25% 2/15/11	235,000	233,238
Qwest Communications International, Inc.:
7.5% 2/15/14	560,000	547,400
7.5% 2/15/14	285,000	278,588
Qwest Corp.:
3.8794% 6/15/13 (c)	810,000	761,400
6.5% 6/1/17	1,165,000	1,095,100
7.5% 10/1/14	600,000	600,000
7.625% 6/15/15	601,000	599,498
8.375% 5/1/16 (a)	4,100,000	4,212,750
Sprint Capital Corp.:
6.875% 11/15/28	1,155,000	872,025
7.625% 1/30/11	2,640,000	2,659,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Sprint Capital Corp.: - continued
8.375% 3/15/12	$ 2,155,000	$ 2,181,938
Sprint Nextel Corp. 6% 12/1/16	1,720,000	1,502,850
U.S. West Communications:
6.875% 9/15/33	2,360,000	1,829,000
7.5% 6/15/23	925,000	735,375
Wind Acquisition Finance SA 11.75% 7/15/17 (a)	3,605,000	3,839,325
		53,854,193
TOTAL NONCONVERTIBLE BONDS		379,840,273
TOTAL CORPORATE BONDS (Cost $358,805,637)		384,102,570
Floating Rate Loans - 4.2%

Air Transportation - 0.3%
Northwest Airlines, Inc. term loan 2.29% 12/31/10 (c)	1,210,000	1,152,525
Automotive - 0.6%
Federal-Mogul Corp.:
Tranche B, term loan 2.2442% 12/27/14 (c)	557,981	421,276
Tranche C, term loan 2.2275% 12/27/15 (c)	318,478	240,451
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.04% 4/30/14 (c)	1,900,000	1,729,000
		2,390,727
Electric Utilities - 1.0%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2875% 3/30/12 (c)	200,018	169,515
term loan 3.5975% 3/30/14 (c)	1,666,775	1,412,592
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 3.8018% 10/10/14 (c)	994,937	771,076
Tranche B3, term loan 3.8018% 10/10/14 (c)	2,297,670	1,757,718
		4,110,901
Entertainment/Film - 0.6%
Zuffa LLC term loan 2.375% 6/19/15 (c)	2,906,394	2,601,222
Healthcare - 0.3%
PTS Acquisition Corp. term loan 2.535% 4/10/14 (c)	1,506,564	1,306,944
Floating Rate Loans - continued
	Principal Amount	Value
Publishing/Printing - 0.3%
Newsday LLC term loan 9.75% 8/1/13	$ 1,420,000	$ 1,434,200
Technology - 1.0%
Flextronics International Ltd.:
Tranche B A1, term loan 2.7594% 10/1/14 (c)	243,025	213,255
Tranche B-A, term loan 2.7093% 10/1/14 (c)	870,476	763,842
Tranche B-B, term loan 2.8469% 10/1/12 (c)	2,825,620	2,571,314
Kronos, Inc. Tranche 1LN, term loan 2.5975% 6/11/14 (c)	613,732	567,702
		4,116,113
Telecommunications - 0.1%
Intelsat Jackson Holdings Ltd. term loan 3.3044% 2/1/14 (c)	630,000	544,950
Textiles & Apparel - 0.0%
Hanesbrands, Inc. Tranche 2LN, term loan 4.2538% 3/5/14 (c)	20,000	19,400
TOTAL FLOATING RATE LOANS (Cost $15,885,837)		17,676,982
Money Market Funds - 7.0%
	Shares
Fidelity Cash Central Fund, 0.37% (d) (Cost $29,761,312)	29,761,312	29,761,312
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $404,452,786)		431,540,864
NET OTHER ASSETS - (1.5)%		(6,183,183)
NET ASSETS - 100%		$ 425,357,681
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $98,469,216 or 23.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,128
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 384,102,570	$ -	$ 384,102,570	$ -
Floating Rate Loans	17,676,982	-	17,676,982	-
Money Market Funds	29,761,312	29,761,312	-	-
Total Investments in Securities:	$ 431,540,864	$ 29,761,312	$ 401,779,552	$ -
Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $402,223,795. Net unrealized appreciation aggregated $29,317,069, of which $34,824,816 related to appreciated investment securities and $5,507,747 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds and floating rate loans, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® High Income Fund -
High Income Fund
Class F

July 31, 2009

1.804875.105

SPH-QTLY-0909

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 80.2%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 1.4%
Building Materials - 0.1%
General Cable Corp.:
0.875% 11/15/13	$ 3,500	$ 3,406
1% 10/15/12	4,260	3,509
		6,915
Energy - 0.3%
Chesapeake Energy Corp. 2.75% 11/15/35	19,025	16,542
Entertainment/Film - 0.2%
Regal Entertainment Group 6.25% 3/15/11 (e)	10,000	9,563
Homebuilding/Real Estate - 0.4%
Ventas, Inc. 3.875% 11/15/11 (e)	26,860	27,082
Metals/Mining - 0.1%
Peabody Energy Corp. 4.75% 12/15/66	8,000	6,290
Technology - 0.3%
Advanced Micro Devices, Inc. 6% 5/1/15	10,843	6,560
Lucent Technologies, Inc. 2.875% 6/15/25	14,860	11,660
		18,220
TOTAL CONVERTIBLE BONDS		84,612
Nonconvertible Bonds - 78.8%
Aerospace - 0.7%
Bombardier, Inc.:
6.3% 5/1/14 (e)	11,195	10,355
8% 11/15/14 (e)	12,550	12,111
Sequa Corp. 11.75% 12/1/15 (e)	28,385	16,960
TransDigm, Inc. 7.75% 7/15/14	4,350	4,263
		43,689
Air Transportation - 0.3%
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	14,295	143
8.3% 12/15/29 (a)	7,735	77
10% 8/15/08 (a)	1,980	20
Northwest Airlines, Inc. pass-thru trust certificates:
6.841% 10/1/12	9,375	8,906
7.041% 10/1/23	9,345	6,541
7.691% 4/1/17	7,882	4,571
		20,258
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - 3.8%
Commercial Vehicle Group, Inc. 8% 7/1/13	$ 1,885	$ 1,074
Ford Motor Co. 7.45% 7/16/31	21,220	15,915
Ford Motor Credit Co. LLC:
5.8794% 6/15/11 (f)	8,075	7,469
7.5% 8/1/12	17,720	16,347
7.8% 6/1/12	7,945	7,389
8% 12/15/16	3,960	3,549
9.875% 8/10/11	29,255	28,987
General Motors Acceptance Corp. 6.875% 9/15/11	4,860	4,447
General Motors Corp.:
7.125% 7/15/13 (b)	3,380	456
7.2% 1/15/11 (b)	3,865	541
8.25% 7/15/23 (b)	6,425	948
8.375% 7/15/33 (b)	24,150	3,683
GMAC LLC 6.625% 5/15/12	4,415	3,929
Tenneco, Inc.:
8.125% 11/15/15	36,585	33,201
8.625% 11/15/14	17,515	15,063
10.25% 7/15/13	4,305	4,262
The Goodyear Tire & Rubber Co.:
5.01% 12/1/09 (f)	10,515	10,489
8.625% 12/1/11	6,788	6,839
10.5% 5/15/16	42,200	44,310
TRW Automotive, Inc. 7% 3/15/14 (e)	20,045	17,840
		226,738
Banks and Thrifts - 1.5%
CIT Group, Inc.:
4.75% 12/15/10	8,745	4,913
7.625% 11/30/12	21,880	11,935
GMAC LLC:
6.625% 5/15/12 (e)	11,005	10,015
6.75% 12/1/14 (e)	24,665	21,582
6.875% 9/15/11 (e)	14,706	13,603
6.875% 8/28/12 (e)	8,276	7,490
7% 2/1/12 (e)	7,251	6,598
7.5% 12/31/13 (e)	10,240	8,755
8% 11/1/31 (e)	8,272	6,411
		91,302
Broadcasting - 0.3%
LIN Television Corp. 6.5% 5/15/13	12,265	9,352
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Broadcasting - continued
Nexstar Broadcasting, Inc.:
0.4479% 1/15/14 pay-in-kind (e)(f)	$ 17,837	$ 5,169
7% 1/15/14	5,899	2,271
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13	655	177
		16,969
Building Materials - 2.4%
Building Materials Corp. of America 7.75% 8/1/14	11,955	10,879
Coleman Cable, Inc. 9.875% 10/1/12	38,240	32,504
General Cable Corp.:
2.9719% 4/1/15 (f)	16,425	13,797
7.125% 4/1/17	16,255	15,442
Nortek, Inc.:
8.5% 9/1/14	20,490	7,376
10% 12/1/13	52,855	47,041
Owens Corning:
6.5% 12/1/16	12,210	11,440
9% 6/15/19	5,260	5,418
Texas Industries, Inc. 7.25% 7/15/13	4,700	4,324
		148,221
Cable TV - 3.9%
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15 (b)	18,209	2,253
11% 10/1/15 (b)	1,910	227
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10 (b)	5,895	6,308
10.25% 9/15/10 (b)	26,480	28,334
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
10% 4/30/12 (e)(f)	66,030	66,030
10.375% 4/30/14 (e)(f)	12,860	12,731
10.875% 9/15/14 (e)	15,405	16,021
CSC Holdings, Inc.:
7.625% 4/1/11	28,475	28,831
8.5% 4/15/14 (e)	12,890	13,228
8.625% 2/15/19 (e)	9,355	9,636
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 6.375% 6/15/15	5,530	5,295
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
EchoStar Communications Corp.:
7% 10/1/13	$ 16,115	$ 15,914
7.125% 2/1/16	20,885	20,258
Kabel Deutschland GmbH 10.625% 7/1/14	6,965	7,278
Videotron Ltd. 6.875% 1/15/14	5,670	5,457
		237,801
Capital Goods - 1.3%
Anixter International, Inc. 10% 3/15/14	1,755	1,816
Baldor Electric Co. 8.625% 2/15/17	15,635	15,674
Chart Industries, Inc. 9.125% 10/15/15	10,135	9,628
Esco Corp.:
4.5044% 12/15/13 (e)(f)	1,090	992
8.625% 12/15/13 (e)	18,645	18,645
RBS Global, Inc. / Rexnord Corp. 9.5% 8/1/14	6,970	6,064
SPX Corp. 7.625% 12/15/14	14,410	14,338
Terex Corp.:
8% 11/15/17	2,000	1,610
10.875% 6/1/16	8,765	9,028
		77,795
Chemicals - 1.3%
Airgas, Inc. 7.125% 10/1/18 (e)	6,325	6,040
Georgia Gulf Corp. 9.5% 10/15/14 (b)	13,720	8,781
Momentive Performance Materials, Inc. 9.75% 12/1/14	39,660	25,977
Nalco Co. 8.25% 5/15/17 (e)	5,900	6,107
NOVA Chemicals Corp. 6.5% 1/15/12	6,390	6,262
Phibro Animal Health Corp. 10% 8/1/13 (e)	5,420	4,919
PolyOne Corp. 8.875% 5/1/12	19,895	18,900
		76,986
Consumer Products - 0.9%
Jarden Corp. 7.5% 5/1/17	37,590	36,086
Riddell Bell Holdings, Inc. 8.375% 10/1/12	23,880	21,492
		57,578
Containers - 1.3%
Berry Plastics Corp. 5.2594% 2/15/15 (f)	61,985	55,477
Berry Plastics Holding Corp. 8.875% 9/15/14	5,145	4,528
BWAY Corp. 10% 4/15/14 (e)	8,990	9,260
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14	$ 5,330	$ 5,197
8.25% 5/15/13	3,000	3,068
		77,530
Diversified Financial Services - 0.7%
Capital One Capital V 10.25% 8/15/39	22,125	22,512
Sprint Capital Corp. 8.75% 3/15/32	25,170	21,678
		44,190
Diversified Media - 1.2%
Interpublic Group of Companies, Inc. 10% 7/15/17 (e)	6,635	6,900
Liberty Media Corp. 5.7% 5/15/13	10,457	9,385
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (c)	8,855	6,420
10% 8/1/14	17,085	17,000
11.5% 5/1/16	21,670	22,645
11.625% 2/1/14	12,155	12,763
		75,113
Electric Utilities - 5.1%
AES Corp.:
8% 10/15/17	31,165	30,074
8.75% 5/15/13 (e)	13,597	13,801
9.75% 4/15/16 (e)	8,265	8,637
Aquila, Inc. 11.875% 7/1/12 (f)	4,405	4,956
Calpine Generating Co. LLC 9.07% 4/1/09 (b)(f)	50	0*
CMS Energy Corp.:
8.5% 4/15/11	14,675	15,042
8.75% 6/15/19	7,635	7,864
Dynegy Holdings, Inc. 7.75% 6/1/19	8,105	6,464
Edison Mission Energy 7.2% 5/15/19	38,220	29,047
Energy Future Holdings:
10.875% 11/1/17	22,805	19,612
12% 11/1/17 pay-in-kind (f)	4,738	3,337
Mirant Americas Generation LLC:
8.3% 5/1/11	27,050	27,456
9.125% 5/1/31	10,680	8,357
Mirant North America LLC 7.375% 12/31/13	5,510	5,441
NRG Energy, Inc.:
7.25% 2/1/14	18,450	18,081
7.375% 2/1/16	14,095	13,602
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
NSG Holdings II, LLC 7.75% 12/15/25 (e)	$ 17,260	$ 14,671
RRI Energy, Inc.:
6.75% 12/15/14	4,567	4,510
7.875% 6/15/17	32,730	30,193
Sierra Pacific Resources 6.75% 8/15/17	4,320	3,999
TECO Energy, Inc. 3.0275% 5/1/10 (f)	7,370	7,241
Tenaska Alabama Partners LP 7% 6/30/21 (e)	3,784	3,255
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15	41,825	32,624
Series B, 10.25% 11/1/15	5,790	4,343
		312,607
Energy - 5.7%
Ashland, Inc. 9.125% 6/1/17 (e)	6,615	6,946
Atlas Pipeline Partners LP 8.125% 12/15/15	2,055	1,685
Chesapeake Energy Corp.:
6.5% 8/15/17	22,940	20,531
6.625% 1/15/16	12,505	11,677
6.875% 1/15/16	2,980	2,779
7% 8/15/14	5,960	5,766
7.5% 9/15/13	4,000	3,960
7.5% 6/15/14	7,430	7,337
7.625% 7/15/13	15,310	15,195
9.5% 2/15/15	23,175	24,594
Compagnie Generale de Geophysique SA 7.75% 5/15/17	2,750	2,668
Connacher Oil and Gas Ltd.:
10.25% 12/15/15 (e)	6,385	4,023
11.75% 7/15/14 (e)	6,130	6,161
Denbury Resources, Inc. 9.75% 3/1/16	4,365	4,671
El Paso Corp. 8.25% 2/15/16	5,070	5,121
El Paso Performance-Linked Trust 7.75% 7/15/11 (e)	20,000	19,600
EXCO Resources, Inc. 7.25% 1/15/11	880	866
Forest Oil Corp.:
7.25% 6/15/19	38,970	37,022
8.5% 2/15/14 (e)	5,000	5,075
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (e)	12,450	11,610
OPTI Canada, Inc. 8.25% 12/15/14	25,165	16,735
Petrohawk Energy Corp.:
9.125% 7/15/13	22,870	23,785
10.5% 8/1/14 (e)	5,000	5,475
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Pioneer Natural Resources Co. 6.65% 3/15/17	$ 5,670	$ 5,075
Plains Exploration & Production Co.:
7% 3/15/17	38,740	36,512
7.625% 6/1/18	3,510	3,422
10% 3/1/16	17,525	19,015
Pride International, Inc. 7.375% 7/15/14	3,650	3,760
Range Resources Corp. 7.375% 7/15/13	16,370	16,370
SandRidge Energy, Inc.:
4.2219% 4/1/14 (f)	2,310	1,906
8.625% 4/1/15 pay-in-kind (f)	7,690	7,190
Southwestern Energy Co. 7.5% 2/1/18 (e)	4,010	4,020
Swift Energy Co. 7.125% 6/1/17	4,290	3,218
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	6,235	6,079
		349,849
Entertainment/Film - 0.2%
AMC Entertainment, Inc. 8.75% 6/1/19 (e)	11,410	11,324
Food and Drug Retail - 1.2%
Federated Retail Holdings, Inc. 5.35% 3/15/12	12,635	12,392
Rite Aid Corp.:
6.875% 8/15/13	5,838	4,203
7.5% 3/1/17	15,025	12,771
9.375% 12/15/15	17,105	12,914
10.375% 7/15/16	11,575	11,112
SUPERVALU, Inc.:
7.5% 11/15/14	7,020	6,792
8% 5/1/16	12,375	12,066
		72,250
Food/Beverage/Tobacco - 1.8%
Constellation Brands, Inc.:
7.25% 5/15/17	29,485	28,822
8.375% 12/15/14	41,625	42,770
Dean Foods Co.:
6.9% 10/15/17	6,306	5,802
7% 6/1/16	16,115	15,189
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
Smithfield Foods, Inc.:
7.75% 7/1/17	$ 13,985	$ 10,524
10% 7/15/14 (e)	7,800	8,132
		111,239
Gaming - 1.1%
MGM Mirage, Inc.:
5.875% 2/27/14	26,710	18,831
6.75% 9/1/12	9,860	7,420
6.75% 4/1/13	13,205	9,673
13% 11/15/13 (e)	11,805	13,192
Mohegan Tribal Gaming Authority:
6.875% 2/15/15	4,470	3,084
7.125% 8/15/14	3,065	2,176
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (e)	6,540	5,559
Station Casinos, Inc.:
6% 4/1/12 (b)	11,215	3,477
7.75% 8/15/16 (b)	8,720	2,660
		66,072
Healthcare - 7.5%
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	5,430	5,620
Bio-Rad Laboratories, Inc. 6.125% 12/15/14	5,000	4,725
Biomet, Inc. 10.375% 10/15/17 pay-in-kind (f)	50,630	53,921
Carriage Services, Inc. 7.875% 1/15/15	5,170	4,317
Community Health Systems, Inc. 8.875% 7/15/15	28,665	29,310
DaVita, Inc.:
6.625% 3/15/13	5,380	5,198
7.25% 3/15/15	7,395	7,247
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	4,260	4,217
HCA, Inc.:
5.75% 3/15/14	6,895	6,050
7.5% 11/6/33	4,775	2,913
7.875% 2/15/20 (e)	26,325	25,930
8.5% 4/15/19 (e)	17,355	17,702
9.125% 11/15/14	9,475	9,736
9.25% 11/15/16	41,035	42,574
9.625% 11/15/16 pay-in-kind (f)	30,988	32,073
9.875% 2/15/17 (e)	3,130	3,279
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	9,245	9,176
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Inverness Medical Innovations, Inc. 9% 5/15/16	$ 12,915	$ 12,915
Omega Healthcare Investors, Inc. 7% 1/15/16	8,000	7,380
Psychiatric Solutions, Inc. 7.75% 7/15/15 (e)	4,570	4,399
Senior Housing Properties Trust 7.875% 4/15/15	2,268	2,098
Service Corp. International 7.375% 10/1/14	4,670	4,483
Skilled Healthcare Group, Inc. 11% 1/15/14	4,900	5,047
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	8,300	8,528
Tenet Healthcare Corp.:
8.875% 7/1/19 (e)	21,605	22,901
9.25% 2/1/15	28,985	28,768
US Oncology Holdings, Inc. 7.6538% 3/15/12 pay-in-kind (f)	16,943	13,647
Ventas Realty LP:
6.5% 6/1/16	15,840	14,850
6.5% 6/1/16	2,560	2,400
6.75% 4/1/17	10,140	9,532
7.125% 6/1/15	1,354	1,330
VWR Funding, Inc. 11.25% 7/15/15 pay-in-kind (d)	61,445	53,745
		456,011
Homebuilding/Real Estate - 2.8%
American Real Estate Partners/American Real Estate Finance Corp. 7.125% 2/15/13	8,280	7,680
CB Richard Ellis Services, Inc. 11.625% 6/15/17 (e)	21,155	21,578
K. Hovnanian Enterprises, Inc. 6.375% 12/15/14	5,000	2,750
KB Home 5.875% 1/15/15	4,575	4,072
Realogy Corp. 10.5% 4/15/14	43,890	20,409
Rouse Co.:
5.375% 11/26/13 (b)	20,680	15,096
7.2% 9/15/12 (b)	9,570	7,082
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (b)(e)	59,435	43,090
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (e)	44,500	46,058
		167,815
Hotels - 1.3%
Host Hotels & Resorts LP:
6.875% 11/1/14	19,730	18,152
9% 5/15/17 (e)	11,500	11,673
Host Marriott LP:
6.375% 3/15/15	5,515	4,964
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Hotels - continued
Host Marriott LP: - continued
7.125% 11/1/13	$ 7,590	$ 7,324
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 10/15/14	39,810	39,611
		81,724
Leisure - 0.7%
Harrah's Escrow Corp. 11.25% 6/1/17 (e)	10,960	11,261
Royal Caribbean Cruises Ltd. 11.875% 7/15/15	20,575	20,884
Six Flags Operations, Inc. 12.25% 7/15/16 (b)(e)	7,200	5,652
Universal City Florida Holding Co. I/II 5.7775% 5/1/10 (f)	2,640	2,310
Vail Resorts, Inc. 6.75% 2/15/14	3,815	3,662
		43,769
Metals/Mining - 4.9%
Arch Coal, Inc. 8.75% 8/1/16 (e)	8,990	9,091
Drummond Co., Inc. 7.375% 2/15/16 (e)	13,250	10,468
FMG Finance Property Ltd.:
10% 9/1/13 (e)	15,550	15,783
10.625% 9/1/16 (e)	46,755	47,924
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	5,270	5,165
Freeport-McMoRan Copper & Gold, Inc.:
4.995% 4/1/15 (f)	27,170	25,947
8.25% 4/1/15	8,685	9,184
8.375% 4/1/17	22,185	23,516
Massey Energy Co. 6.875% 12/15/13	23,355	22,538
Novelis, Inc. 7.25% 2/15/15 (d)	16,730	13,551
Peabody Energy Corp.:
6.875% 3/15/13	9,935	10,034
7.375% 11/1/16	18,580	18,394
Teck Resources Ltd.:
9.75% 5/15/14 (e)	24,365	27,045
10.25% 5/15/16 (e)	20,985	23,661
10.75% 5/15/19 (e)	31,565	36,694
		298,995
Paper - 2.0%
Cellu Tissue Holdings, Inc. 11.5% 6/1/14 (e)	2,630	2,735
Domtar Corp.:
7.125% 8/15/15	5,785	5,149
7.875% 10/15/11	2,684	2,671
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Paper - continued
Domtar Corp.: - continued
9.5% 8/1/16	$ 6,915	$ 6,224
10.75% 6/1/17	11,810	12,194
Georgia-Pacific Corp.:
8.125% 5/15/11	2,585	2,650
8.875% 5/15/31	5,320	5,054
9.5% 12/1/11	22,713	23,849
Glatfelter 7.125% 5/1/16	4,440	4,085
Graphic Packaging International, Inc.:
8.5% 8/15/11	9,252	9,252
9.5% 8/15/13	2,430	2,369
9.5% 6/15/17 (e)	13,145	13,441
NewPage Corp. 10% 5/1/12	20,600	9,682
Rock-Tenn Co.:
9.25% 3/15/16	3,950	4,157
9.25% 3/15/16 (e)	3,045	3,205
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (e)	10,035	9,383
Verso Paper Holdings LLC/Verso Paper, Inc. 9.125% 8/1/14	13,205	6,999
		123,099
Publishing/Printing - 2.6%
Cadmus Communications Corp. 8.375% 6/15/14	6,590	4,489
Cenveo Corp.:
7.875% 12/1/13	29,169	20,856
10.5% 8/15/16 (e)	24,375	20,231
The Reader's Digest Association, Inc. 9% 2/15/17	17,150	1,029
TL Acquisitions, Inc.:
10.5% 1/15/15 (e)	75,190	64,287
13.25% 7/15/15 (e)	13,285	10,761
Valassis Communications, Inc. 8.25% 3/1/15	45,020	38,267
		159,920
Railroad - 0.3%
Kansas City Southern de Mexico, SA de CV:
7.625% 12/1/13	4,780	4,302
12.5% 4/1/16 (e)	4,730	5,037
Kansas City Southern Railway Co. 8% 6/1/15	7,010	6,800
		16,139
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Restaurants - 0.3%
Carrols Corp. 9% 1/15/13	$ 17,725	$ 17,149
Uno Restaurant Corp. 10% 2/15/11 (e)	4,030	1,572
		18,721
Services - 3.8%
Ahern Rentals, Inc. 9.25% 8/15/13	8,735	3,756
ARAMARK Corp.:
4.5275% 2/1/15 (f)	47,460	41,290
8.5% 2/1/15	9,800	9,898
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
3.3831% 5/15/14 (f)	11,500	7,705
7.625% 5/15/14	6,150	4,766
7.75% 5/15/16	13,110	9,800
Corrections Corp. of America:
6.25% 3/15/13	15,985	15,665
6.75% 1/31/14	3,645	3,563
FTI Consulting, Inc. 7.75% 10/1/16	3,760	3,685
Hertz Corp. 8.875% 1/1/14	44,430	42,764
Iron Mountain, Inc.:
6.625% 1/1/16	12,455	11,505
8% 6/15/20	17,310	16,791
8.625% 4/1/13	2,785	2,785
Penhall International Corp. 12% 8/1/14 (e)	4,370	1,682
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (e)	14,045	12,149
United Rentals North America, Inc.:
6.5% 2/15/12	4,435	4,302
7% 2/15/14	7,455	6,113
7.75% 11/15/13	7,265	6,393
10.875% 6/15/16 (e)	26,290	26,356
		230,968
Shipping - 1.1%
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	10,530	9,793
Navios Maritime Holdings, Inc. 9.5% 12/15/14	5,210	4,429
Seabulk International, Inc. 9.5% 8/15/13	7,985	8,115
Ship Finance International Ltd. 8.5% 12/15/13	35,500	29,820
Teekay Corp. 8.875% 7/15/11	5,000	4,925
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	8,750	7,175
		64,257
Specialty Retailing - 1.9%
Asbury Automotive Group, Inc. 7.625% 3/15/17	34,445	26,867
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Specialty Retailing - continued
Dollar General Corp.:
10.625% 7/15/15	$ 9,860	$ 10,846
11.875% 7/15/17 pay-in-kind (f)	4,340	4,774
Michaels Stores, Inc. 10% 11/1/14	17,965	16,797
Sally Holdings LLC 9.25% 11/15/14	45,525	46,891
United Auto Group, Inc. 7.75% 12/15/16	14,790	12,424
		118,599
Steels - 0.3%
Steel Dynamics, Inc. 7.375% 11/1/12	20,525	20,371
Tube City IMS Corp. 9.75% 2/1/15	790	494
		20,865
Super Retail - 1.7%
Asbury Automotive Group, Inc. 8% 3/15/14	43,400	37,758
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	8,215	8,338
Macy's Retail Holdings, Inc. 7.875% 7/15/15	15,945	16,513
Sonic Automotive, Inc. 8.625% 8/15/13	30,170	24,136
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	6,190	2,971
The May Department Stores Co. 5.75% 7/15/14	6,140	5,674
Toys 'R' Us, Inc. 7.875% 4/15/13	5,655	4,750
		100,140
Technology - 2.7%
Avago Technologies Finance Ltd. 10.125% 12/1/13	17,160	17,846
First Data Corp. 9.875% 9/24/15	2,820	2,312
Freescale Semiconductor, Inc. 8.875% 12/15/14	10,610	7,003
Jabil Circuit, Inc. 8.25% 3/15/18	5,295	5,189
Lucent Technologies, Inc.:
6.45% 3/15/29	20,125	13,081
6.5% 1/15/28	6,975	4,534
Nortel Networks Corp.:
9.0025% 7/15/11 (b)(f)	8,586	3,628
10.75% 7/15/16 (b)	12,445	5,445
NXP BV 10% 7/15/13 (e)	6,669	5,669
Seagate Technology International 10% 5/1/14 (e)	6,390	6,981
Serena Software, Inc. 10.375% 3/15/16	6,855	6,444
SunGard Data Systems, Inc.:
9.125% 8/15/13	31,885	32,363
10.625% 5/15/15 (e)	7,315	7,772
Xerox Capital Trust I 8% 2/1/27	51,790	43,455
		161,722
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - 9.9%
CC Holdings GS V LLC/Crown Castle GS III Corp. 7.75% 5/1/17 (e)	$ 8,745	$ 8,920
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	13,715	14,126
Centennial Communications Corp. 6.3469% 1/1/13 (f)	8,000	7,920
Cricket Communications, Inc.:
9.375% 11/1/14	28,560	28,988
10% 7/15/15	25,150	25,842
Crown Castle International Corp. 9% 1/15/15	13,295	13,827
Digicel Group Ltd.:
8.875% 1/15/15 (e)	18,185	15,912
9.125% 1/15/15 pay-in-kind (e)(f)	54,222	47,444
Frontier Communications Corp. 8.25% 5/1/14	12,695	12,822
Intelsat Jackson Holdings Ltd. 9.5% 6/15/16	83,830	86,753
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15	31,275	31,510
Level 3 Financing, Inc.:
8.75% 2/15/17	8,850	7,412
9.25% 11/1/14	5,550	4,842
12.25% 3/15/13	16,000	16,040
MetroPCS Wireless, Inc.:
9.25% 11/1/14	11,005	11,390
9.25% 11/1/14 (e)	12,880	13,299
Nextel Communications, Inc.:
5.95% 3/15/14	8,775	7,590
6.875% 10/31/13	9,655	8,810
7.375% 8/1/15	62,690	56,264
Qwest Corp.:
3.8794% 6/15/13 (f)	20,090	18,885
7.5% 10/1/14	10,605	10,605
7.875% 9/1/11	8,465	8,634
8.375% 5/1/16 (e)	12,635	12,982
8.875% 3/15/12	2,000	2,075
Sprint Capital Corp.:
6.9% 5/1/19	58,970	52,410
7.625% 1/30/11	9,400	9,471
Wind Acquisition Finance SA:
10.75% 12/1/15 (e)	8,200	8,692
11.75% 7/15/17 (e)	35,610	37,925
Windstream Corp.:
7% 3/15/19	9,490	8,826
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Windstream Corp.: - continued
8.125% 8/1/13	$ 7,580	$ 7,656
8.625% 8/1/16	8,675	8,805
		606,677
Textiles & Apparel - 0.3%
Hanesbrands, Inc. 4.5925% 12/15/14 (f)	2,535	2,129
Levi Strauss & Co. 8.875% 4/1/16	4,125	4,022
Quiksilver, Inc. 6.875% 4/15/15	22,460	14,824
		20,975
TOTAL NONCONVERTIBLE BONDS		4,807,907
TOTAL CORPORATE BONDS (Cost $5,012,729)		4,892,519
Commercial Mortgage Securities - 0.1%

Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (e) (Cost $4,125)	5,000	4,125
Common Stocks - 0.1%
	Shares
Air Transportation - 0.1%
Delta Air Lines, Inc. (a)	232,095	1,608
Telecommunications - 0.0%
Sprint Nextel Corp. (a)	227,548	910
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(h)	143,778	880
TOTAL COMMON STOCKS (Cost $10,660)		3,398
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.3%
Banks and Thrifts - 0.3%
Bank of America Corp. Series L, 7.25%	17,700	14,868
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
Technology - 0.0%
Lucent Technologies Capital Trust I 7.75%	1,700	$ 1,182
TOTAL CONVERTIBLE PREFERRED STOCKS		16,050
Nonconvertible Preferred Stocks - 0.0%
Automotive - 0.0%
Cambridge Industries, Inc. (liquidation trust) (a)	2,303,017	23
TOTAL PREFERRED STOCKS (Cost $16,179)		16,073
Floating Rate Loans - 15.0%
	Principal Amount (000s)
Aerospace - 0.4%
Sequa Corp. term loan 3.8441% 12/3/14 (f)	$ 30,412	25,090
Automotive - 1.9%
Federal-Mogul Corp.:
Tranche B, term loan 2.2442% 12/27/14 (f)	74,110	55,953
Tranche C, term loan 2.2275% 12/27/15 (f)	37,811	28,547
Ford Motor Co. term loan 3.4957% 12/15/13 (f)	25,383	21,544
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.04% 4/30/14 (f)	8,505	7,740
		113,784
Banks and Thrifts - 0.0%
CIT Group, Inc. term loan 13% 1/20/12 (f)	2,810	2,922
Broadcasting - 0.7%
Univision Communications, Inc. Tranche 1LN, term loan 2.535% 9/29/14 (f)	48,100	38,841
VNU, Inc. term loan 2.3% 8/9/13 (f)	7,423	6,941
		45,782
Building Materials - 0.1%
Building Materials Corp. of America term loan 3.0625% 2/22/14 (f)	7,768	6,952
Cable TV - 1.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 6.25% 3/6/14 (f)	66,152	60,860
CSC Holdings, Inc. Tranche B, term loan 2.0381% 3/31/13 (f)	5,359	5,192
		66,052
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - 0.2%
Dresser, Inc. Tranche 2LN, term loan 6.0388% 5/4/15 pay-in-kind (f)	$ 12,990	$ 9,970
Chemicals - 0.3%
Georgia Gulf Corp. term loan 10% 10/3/13 (f)	10,251	9,534
Lyondell Chemical Co. term loan 9.1679% 12/15/09 (f)(i)	5,000	5,194
MacDermid, Inc. Tranche B, term loan 2.285% 4/12/14 (f)	4,875	3,900
		18,628
Electric Utilities - 1.8%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2875% 3/30/12 (f)	446	378
term loan 3.5975% 3/30/14 (f)	14,282	12,104
Calpine Corp. Tranche D, term loan 3.475% 3/29/14 (f)	38,835	35,146
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 3.8018% 10/10/14 (f)	15,179	11,763
Tranche B2, term loan 3.8018% 10/10/14 (f)	64,340	49,381
		108,772
Energy - 0.1%
CCS, Inc. Tranche B, term loan 3.285% 11/14/14 (f)	6,855	4,935
Food and Drug Retail - 0.2%
Rite Aid Corp. Tranche ABL, term loan 2.0468% 6/4/14 (f)	14,152	11,958
Food/Beverage/Tobacco - 0.1%
U.S. Foodservice Tranche B, term loan 2.79% 7/3/14 (f)	6,144	4,531
Healthcare - 1.4%
Community Health Systems, Inc.:
term loan 2.896% 7/25/14 (f)	23,568	22,154
Tranche DD, term loan 2.535% 7/25/14 (f)	1,203	1,130
HCA, Inc. Tranche B, term loan 2.8475% 11/17/13 (f)	43,348	40,639
LifeCare Holdings, Inc. term loan 4.74% 8/11/12 (f)	9,654	6,854
VWR Funding, Inc. term loan 2.785% 6/29/14 (f)	15,624	14,335
		85,112
Homebuilding/Real Estate - 0.2%
Realogy Corp.:
Credit-Linked Deposit 3.3088% 10/10/13 (f)	1,930	1,477
Tranche B, term loan 3.3088% 10/10/13 (f)	7,169	5,484
Tranche DD, term loan 3.4128% 10/10/13 (f)	6,105	4,701
		11,662
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Paper - 0.3%
Georgia-Pacific Corp. Tranche B 1LN, term loan 2.5934% 12/20/12 (f)	$ 14,301	$ 13,729
Smurfit-Stone Container Enterprises, Inc. term loan 2.9518% 11/11/11 (f)	8,130	7,703
		21,432
Publishing/Printing - 0.5%
Cengage Learning, Inc. Tranche B, term loan 2.79% 7/5/14 (f)	32,746	28,325
Education Media and Publishing Group Ltd.:
Tranche 1LN, term loan 7.42% 6/12/14 (f)	1,197	897
Tranche 2LN, term loan 13.75% 12/12/14 (f)	61,117	3,056
		32,278
Restaurants - 0.8%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.8692% 6/14/13 (f)	5,143	3,947
term loan 2.625% 6/14/14 (f)	60,767	46,639
		50,586
Services - 0.7%
RSC Equipment Rental Tranche 2LN, term loan 4.0157% 11/30/13 (f)	27,219	22,047
ServiceMaster Co.:
term loan 2.8741% 7/24/14 (f)	21,755	18,492
Tranche DD, term loan 2.79% 7/24/14 (f)	2,166	1,841
		42,380
Specialty Retailing - 0.6%
Michaels Stores, Inc. Tranche B1, term loan 2.5625% 10/31/13 (f)	42,114	34,849
Super Retail - 0.3%
Dollar General Corp. Tranche B1, term loan 3.1365% 7/6/14 (f)	11,125	10,680
Neiman Marcus Group, Inc. term loan 2.5044% 4/6/13 (f)	13,295	10,902
		21,582
Technology - 2.0%
Avaya, Inc. term loan 3.1369% 10/26/14 (f)	65,885	46,120
First Data Corp. Tranche B1, term loan 3.035% 9/24/14 (f)	6,707	5,684
Flextronics International Ltd. Tranche B-B, term loan 2.8469% 10/1/12 (f)	6,492	5,908
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Freescale Semiconductor, Inc. term loan:
2.0588% 12/1/13 (f)	$ 19,052	$ 14,051
12.5% 12/15/14	25,051	22,107
SunGard Data Systems, Inc. term loan 2.4536% 2/28/14 (f)	27,457	25,878
		119,748
Telecommunications - 1.3%
Digicel International Finance Ltd. term loan 3.125% 3/30/12 (f)	1,755	1,676
FairPoint Communications, Inc.:
Tranche A, term loan 3/31/14 (f)	1,325	974
Tranche B, term loan 3/31/15 (f)	8,845	6,722
Intelsat Jackson Holdings Ltd. term loan 3.3044% 2/1/14 (f)	59,341	51,330
Level 3 Financing, Inc. term loan 2.6979% 3/13/14	19,720	16,861
		77,563
TOTAL FLOATING RATE LOANS (Cost $1,000,894)		916,568
Money Market Funds - 4.1%
	Shares
Fidelity Cash Central Fund, 0.37% (g) (Cost $252,443)	252,443,137	252,443
Cash Equivalents - 0.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.19%, dated 7/31/09 due 8/3/09 (Collateralized by U.S. Treasury Obligations) # (Cost $13,851)	$ 13,851	13,851
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,310,881)		6,098,977
NET OTHER ASSETS - 0.0%		653
NET ASSETS - 100%		$ 6,099,630
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,210,273,000 or 19.8% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $880,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97	$ 5,807

(i) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,666,000 and $1,731,000, respectively.

* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$13,851,000 due 8/03/09 at 0.19%
BNP Paribas Securities Corp.	$ 6,717
Banc of America Securities LLC	2,473
Barclays Capital, Inc.	3,573
Deutsche Bank Securities, Inc.	1,088
$ 13,851
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 349
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 903	$ -	$ -	$ 903
Financials	14,868	14,868	-	-
Industrials	1,608	1,608	-	-
Information Technology	1,182	-	1,182	-
Telecommunication Services	910	910	-	-
Cash Equivalents	13,851	-	13,851	-
Commercial Mortgage Securities	4,125	-	4,125	-
Corporate Bonds	4,892,519	-	4,890,707	1,812
Floating Rate Loans	916,568	-	913,512	3,056
Money Market Funds	252,443	252,443	-	-
Total Investments in Securities:	$ 6,098,977	$ 269,829	$ 5,823,377	$ 5,771
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 10,243
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(7,344)
Cost of Purchases	1,238
Proceeds of Sales	-
Amortization/Accretion	239
Transfer in/out of Level 3	1,395
Ending Balance	$ 5,771
The change in unrealized gain (loss) attributable to Level 3 securities at July 31, 2009	$ (7,358)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in the Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $6,270,707,000. Net unrealized depreciation aggregated $171,730,000, of which $361,161,000 related to appreciated investment securities and $532,891,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds and floating rate loans pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. For commercial mortgage securities pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 29, 2009